Financial Risks - Summary of Credit Quality of Gross Positions of Reinsurance Assets (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	€ 16,000	€ 16,669
AA [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	1,245	1,609
A [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	14,089	14,322
Below A [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	4	5
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	€ 662	€ 733